Other Expenses - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Cost And Expenses By Nature [Abstract]
Research activities expenses	$ 3,862,251	$ 1,341,773	$ 2,806,341